Commitments and Contingencies and Significant Contracts	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 11 — Commitments and Contingencies and Significant Contracts

Facilities: On March 28, 2010, we renewed our lease for existing space at our manufacturing plant, located at 3601 Clover Lane, in New Castle, Pennsylvania. The salient terms of the Lease are as follows:

•	The term commenced on April 3, 2010 with an initial term of three years.
•	The renewal lease may be extended for two successive five-year renewal options with future rent to be negotiated at a commercially reasonable rate.
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The battery manufacturing facility includes 70,438 square feet of floor space, including 7,859 square feet of office, locker, lab and lunch area, 46,931 square feet of manufacturing space, 1,488 square feet of dedicated lab space, 9,200 square feet of storage buildings and 5,000 square feet of basement area.

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The rental amount for the initial term is $17,200 per month, which is fixed through 2013. In addition to the monthly rental, we are obligated to pay all required maintenance costs, taxes and special assessments, maintain public liability insurance and maintain fire and casualty insurance for an amount equal to 100% of the replacement value of the leased premises.

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On May 26, 2011 we executed an addendum to the existing lease agreement which resulted in the lease of an additional 2,160 square feet of additional space for $500.00 per month. There were no other changes to the existing lease.

•	With the execution of the addendum we now lease 72,598 square feet for a monthly rent of $17,200.

On November 4, 2010, the Company entered into a Commercial Lease (“Lease”) with Becan Development, LLC (“Lessor”) to lease a 45,000 square foot building, located at 209 Green Ridge Road in New Castle PA, (the “Property”). The salient terms of the Lease are as follows:

•	The Lease term commenced on January 1, 2011 and the term expires on December 31, 2015.
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The Lease may be extended for two 5-year terms, by giving notice not less than 30 nor more than 120 days before the expiration of the initial term or first renewal term (as applicable). The renewal leases shall be on terms substantially similar to the terms of the initial Lease except for any adjustment to rent, if warranted, as mutually agreed upon by Lessor and the Company.

•	The rental amount for the initial term is $19,297 per month and is on a “triple net” basis.
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If the Company is able to obtain sufficient funding from either the federal or state government or agencies, and it enters into a binding agreement to purchase the Property, the Lease shall be immediately terminated and Lessor shall credit the most recent 6 months of actual rental payments made to Lessor against the purchase price of the Property

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The Company also has a right of first refusal to purchase the property within 30 days of receipt of notice of a third party offer from Lessor upon substantially the same terms as those offered by the third party.

•	The Lease contains market terms on standard provisions such as defaults and maintenance.

Employment Agreements:    The Company has entered into executive employment agreements with Thomas Granville, Charles R. Trego, Phillip S. Baker, and Vani K. Dantam. These agreements generally require each executive to devote substantially all of his business time to the Company’s affairs, establish standards of conduct, prohibit competition with our company during their term, affirm our rights respecting the ownership and disclosure of patents, trade secrets and other confidential information, provide for the acts and events that would give rise to termination of such agreements and provide express remedies for a breach of the agreement. Each of the executives is allowed to participate in our standard employee benefit programs, including medical/hospitalization insurance and group life insurance, as in effect from time to time. Each of the covered executives will generally receive an automobile allowance, reimbursement for all reasonable business expenses incurred by him on behalf of the Company in the performance of his duties, and a severance package that guarantees continued remuneration equal to the executives base salary for a total of 23 months so long as the Company elects to enforce the provisions of the Non-Competition Agreement, should the executive be unable to find employment or accepts employment at a reduced rate of pay due solely to the Non-Competition Agreement. The provisions of the individual agreements are set forth in the following table:

Name	Position	Date	Term	Salary	Options	Price	Vesting	Stock
Thomas Granville (1)	CEO	6/29/13	3-year	$380,000
Charles R. Trego (2)	CFO (resigned August 2, 2013)	4/01/13	3-year	$225,000
Stephen Graham (3)	CFO	10/21/2013	3-year	$250,000	900,000	$0.15	Monthly	0
Philip S. Baker (4)	COO	4/01/13	3-year	$199,800
Vani K. Dantam (5)	Sr. VP	1/23/12	3-year	$225,000

1.
Thomas Granville. On April 1, 2013, the Company renewed the Executive Employment Agreement with Thomas Granville as Chief Executive Officer. Pursuant to this agreement, Mr. Granville receives an annual salary of $380,000, an annual stipend of $38,000 and an annual car allowance of $9,000 for the period commencing April 1, 2013, and terminating March 31, 2016. Mr. Granville’s base salary is subject to annual review, and he is eligible for an annual bonus as determined by the compensation committee. Any such salary adjustment or bonus amount is on the basis of Mr. Granville’s and the Company’s performance. In addition, on June 29, 2010, Mr. Granville was granted a signing bonus of $270,000 and was paid on July 9, 2010. The Company also granted Mr. Granville an option to purchase 360,000 shares of our common stock at a price of $1.50 per share at a vesting rate of 10,000 shares per month through the term of the agreement. Mr. Granville is eligible to participate in any executive compensation plans adopted by the shareholders of the Company and the Company's standard employee benefit programs.

2.
Charles R. Trego. On April 1, 2013, the Company entered into an Executive Employment Agreement with Charles R. Trego as Chief Financial Officer. Under the terms of his employment agreement, which had a term of three years, Mr. Trego was to receive an annual salary of $225,000, which was subject to review annually, an annual stipend of $22,500, an annual car allowance of $9,000, and bonus as determined by the compensation committee. On April 1, 2010, Mr. Trego received a 5-year option to purchase 265,000 shares of our common stock at a price of $1.50 per share. 27,000 options vested April 1, 2010 and, beginning in June 2010, 7,000 options vested monthly over a 34 month period. Mr. Trego resigned from the Company effective August 2, 2013.

3.
Stephen Graham. On October 9, 2013 the Company entered into an Executive Employment Agreement with Stephen Graham as the new Chief Financial Officer effective October 21, 2013. Mr. Graham receives an annual salary of $250,000, which is subject to annual review, and an annual car allowance of $9,000, an annual stipend of $25,000and bonuses as determined by the compensation committee. Mr. Graham was granted a 5-year option to purchase 900,000 shares of common stock at a price of $0.15 per share, 180,000 options vested immediately and thereafter 20,000 options shall vest on the last day of each consecutive calendar month, commencing on October 31, 2013 and ending on September 30, 2016.

4.
Philip S. Baker. On April 1, 2013, the Company renewed the Executive Employment Agreement with Philip S. Baker as Chief Operating Officer. Under the terms of his employment agreement, which has a term of three years, Mr. Baker receives an annual salary of $199,800, which is subject to review annually, an annual stipend of $19,980, an annual bonus as determined by the compensation committee , and an annual car allowance of $6,000. On April 1, 2010, Mr. Baker was granted a 5-year option to purchase 230,000 shares of our common stock at a price of $1.50 per share. 26,000 options vested on April 1, 2010 and, beginning in June, 2010, 6,000 options vested monthly through the remaining 34 months of this contract.

5.
Vani K. Dantam. On April 1, 2013, The Company entered into a new Executive Employment Agreement with Vani Dantam as Senior Vice President Business Development, Sales & Marketing. Under the terms of this agreement, which has a term of three years, Mr. Dantam receives an annual salary of $225,000 , which is subject to review on an annual basis, an annual stipend of $22,500, is eligible for an annual bonus as determined by the compensation committee and an annual car allowance of $6,000. On January 1, 2012, Mr. Dantam received a $20,000 sign-on bonus , , and a 5- year option to purchase to purchase 150,000 shares of our common stock at a price of $1.50 per share , 15,020 options vested on January 1, 2012, and, beginning March 2012, 3,970 options vest monthly.

We have no retirement plans or other similar arrangements for any directors, executive officers or employees, other than a noncontributory 401(k) plan.

Purchase Orders

On May 11, 2010, the Company was awarded federal contract number N00014-10-C-0094. Under the terms of the agreement, Axion shall furnish personnel and facilities to conduct the research effort for the development of new lightweight, high-powered batteries for use in vehicles operated by the U.S. Marine Corps. This cost-plus-fixed-fee completion contract requires scientific or technical reports to be delivered, inspected and accepted prior to reimbursement. Costs incurred during the performance period, will be reimbursed quarterly. The final report was delivered in July, 2011. The contract, provided $1,004,747 to us in funding for this project, and is subject to a financial audit upon contract completion which we anticipate will occur in 2013.

Selling price was determined by periodic spending using the hourly labor, overhead, and G&A rates submitted with the proposal. The rates are subject to adjustment at the end of contract, and secured by the unpaid fixed fee. Revenue based on the proportionate performance of the work performed was recognized from inception to completion when collection of the reimbursement was reasonably assured. Recognition of the fixed fee was postponed to contract completion. Fixed fee billings were recorded under deferred revenue. The contract contributed no service revenue in either year 2013 or 2012.